Stock-based Compensation Stock by Class (Details) (2011 Plan [Member], Stock Options [Member])	6 Months Ended
Jun. 30, 2013
Class of Stock [Line Items]
Stock option term	P10Y
Stock option vesting period	48 months
Stock option first year cliff vesting	25.00%
Number of shares available	2,108,016
Cliff Vesting [Member]
Class of Stock [Line Items]
Stock option cliff vesting period	P1Y